Dearborn Partners Rising Dividend Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. - Class B	46,240	$6,275,693

Biotechnology - 1.9%
AbbVie, Inc.	65,100	11,908,743

Capital Markets - 6.0%
Blackrock, Inc.	13,800	14,114,640
Nasdaq, Inc.	137,490	11,410,295
S&P Global, Inc.	24,688	12,899,727
		38,424,662

Chemicals - 4.3%
Corteva, Inc.	207,700	12,927,248
The Sherwin-Williams Co.	37,500	14,902,500
		27,829,748

Commercial Services & Supplies - 4.1%
Cintas Corp.	57,360	12,951,314
Republic Services, Inc.	61,730	13,475,659
		26,426,973

Communications Equipment - 2.4%
Motorola Solutions, Inc.	30,600	15,290,820

Consumer Staples Distribution & Retail - 7.0%
Casey's General Stores, Inc.	37,690	15,863,344
Costco Wholesale Corp.	13,650	13,266,162
Walmart, Inc.	169,170	15,648,225
		44,777,731

Distributors - 1.3%
Pool Corp.	22,800	8,597,652

Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	217,100	9,626,214

Electronic Equipment, Instruments & Components - 2.0%
Amphenol Corp. - Class A	174,681	12,690,575

Financial Services - 3.6%
Jack Henry & Associates, Inc.	50,195	8,843,355
Mastercard, Inc. - Class A	26,510	14,128,239
		22,971,594

Food Products - 3.1%
McCormick & Co., Inc.	140,939	11,051,027
Mondelez International, Inc. - Class A	141,000	9,157,950
		20,208,977

Gas Utilities - 2.4%
Atmos Energy Corp.	102,300	15,480,036

Health Care Equipment & Supplies - 6.1%
Abbott Laboratories	72,500	8,610,825
Becton Dickinson & Co.	26,708	5,926,505
STERIS PLC	48,327	10,586,513
Stryker Corp.	36,200	14,195,830
		39,319,673

Hotels, Restaurants & Leisure - 1.8%
McDonald's Corp.	39,643	11,734,724

Insurance - 2.7%
Arthur J Gallagher & Co.	54,470	17,007,713

IT Services - 1.7%
Accenture PLC - Class A	30,454	11,035,616

Machinery - 4.1%
Illinois Tool Works, Inc.	37,598	10,434,197
Snap-on, Inc.	43,510	16,085,212
		26,519,409

Multi-Utilities - 1.9%
WEC Energy Group, Inc.	120,457	12,172,180

Oil, Gas & Consumable Fuels - 3.9%
EOG Resources, Inc.	77,230	10,291,670
Exxon Mobil Corp.	123,356	14,551,074
		24,842,744

Pharmaceuticals - 2.7%
Merck & Co, Inc.	77,920	7,919,789
Zoetis, Inc.	55,019	9,642,080
		17,561,869

Professional Services - 4.1%
Automatic Data Processing, Inc.	48,500	14,886,105
Broadridge Financial Solutions, Inc.	48,000	11,328,960
		26,215,065

Semiconductors & Semiconductor Equipment - 3.7%
QUALCOMM, Inc.	79,909	12,667,974
Texas Instruments, Inc.	55,380	11,133,041
		23,801,015

Software - 4.4%
Intuit, Inc.	21,500	13,797,195
Microsoft Corp.	34,700	14,694,062
		28,491,257

Specialty Retail - 4.3%
The Home Depot, Inc.	30,000	12,873,900
Tractor Supply Co.	53,000	15,034,510
		27,908,410

Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	156,888	37,234,229

Trading Companies & Distributors - 4.6%
Fastenal Co.	188,270	15,731,841
Watsco, Inc.	25,200	13,900,320
		29,632,161

Water Utilities - 1.5%
American Water Works Co, Inc.	71,460	9,785,732

Wireless Telecommunication Services - 2.4%
T-Mobile US, Inc.	63,000	15,557,220
TOTAL COMMON STOCKS (Cost $344,358,843)		619,328,435

REAL ESTATE INVESTMENT TRUSTS - 1.7%	Shares	Value
Equinix, Inc.	11,460	11,247,761
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,230,375)		11,247,761

SHORT-TERM INVESTMENTS - 1.9%		Value
Money Market Funds - 1.9%	Shares
Fidelity Government Portfolio - Class Institutional, 4.51% (a)	11,957,182	11,957,182
TOTAL SHORT-TERM INVESTMENTS (Cost $11,957,182)		11,957,182

TOTAL INVESTMENTS - 99.9% (Cost $365,546,400)		642,533,378
Other Assets in Excess of Liabilities - 0.1%		421,554
TOTAL NET ASSETS - 100.0%		$642,954,932
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Investment Valuation

Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.

If market quotations are not readily available, any security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated.

Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value

The Trust has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$619,328,435	$–	$–	$619,328,435
Real Estate Investment Trusts	11,247,761	–	–	11,247,761
Money Market Funds	11,957,182	–	–	11,957,182
Total Investments	$642,533,378	$–	$–	$642,533,378

Refer to the Schedule of Investments for further disaggregation of investment categories.